Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2024	2023	2022
Current year	(3 252)	(2 828)	(2 785)
(Underprovided)/overprovided in prior years	(211)	(95)	157
Current tax expense	(3 463)	(2 923)	(2 628)

Origination and reversal of temporary differences	482	855	829
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(171)	(166)	(128)
Deferred tax (expense)/income	311	689	701

Total income tax expense in the income statement	(3 152)	(2 234)	(1 928)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2024	2023	2022

Profit/(loss) before tax	10 568	9 124	9 524
Deduct share of results of associates	329	295	299
Deduct exceptional share of results of associates	104	(35)	(1 143)
Profit before tax and before share of results of associates	10 134	8 864	10 369

Adjustments to the tax basis
Government incentives	(376)	(756)	(713)
Non-deductible/(non-taxable) mark-to-market on derivatives	1 211	325	(606)
Other expenses not deductible for tax purposes	1 725	1 632	1 590
Other non-taxable income	(560)	(647)	(576)

Adjusted tax basis	12 133	9 417	10 065

Aggregate weighted nominal tax rate	26.3%	27.4%	26.7%

Tax at aggregated nominal tax rate	(3 196)	(2 583)	(2 691)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(171)	(166)	(128)
(Underprovided)/overprovided in prior years	(211)	(95)	157
Deductions from interest on equity	240	781	790
Deductions from goodwill and other tax deductions	736	491	473
Change in tax rate	10	2	48
Withholding taxes	(497)	(559)	(436)
Other tax adjustments	(62)	(105)	(140)

Total tax expense	(3 152)	(2 234)	(1 928)

Effective tax rate	31.1%	25.2%	18.6%

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2024	2023	2022

Re-measurements of post-employment benefits	(48)	(13)	(126)
Exchange differences, cash flow and net investment hedges	10	(41)	(51)
Income tax (losses)/gains	(38)	(54)	(177)